Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Total depreciation	$ 100
Property, plant and equipment, net	$ 7,443